Concentrations of Credit Risk and Major Customers (Details 1)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts Receivable ,Percentage		69.00%	76.90%	78.00%
Customer A [Member]
Accounts Receivable ,Percentage	[1]	48.20%	47.70%	51.40%
Customer B [Member]
Accounts Receivable ,Percentage	[1]	20.80%	18.00%	15.80%
Customer C [Member]
Accounts Receivable ,Percentage	[2]		11.20%	10.80%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.